NOTE 5 - LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Operating Leases, Rent Expense	$ 16,873	$ 15,370	$ 63,745	$ 55,440